Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income (expenditure):
Interest payable on core structural borrowings		$ (200)	$ (328)	$ (316)
Adjusted operating profit		3,375	3,233	2,757
Short-term fluctuations in investment returns on shareholder-backed business		(1,915)	(458)	(579)
Amortisation of acquisition accounting adjustments		(10)	(5)	(5)
Gain (loss) attaching to corporate transactions		11	(94)	735
Profit before tax attributable to shareholders' returns		1,461	2,676	2,908
Tax charge attributable to shareholders' returns		(454)	(462)	(440)
Profit after tax from continuing operations		1,007	2,214	2,468
Loss after tax from discontinued US operations	[1]		(5,027)	(283)
Profit (loss) for the year		1,007	(2,813)	2,185
Attributable to:
Equity holders of the Company From continuing operations		998	2,192	2,458
Equity holders of the Company From discontinued US operations			(4,234)	(340)
Profit (loss) attributable to equity holders of the company		998	(2,042)	2,118
Non-controlling interests from continuing operations		9	22	10
Non-controlling interests from discontinued US operations			(793)	57
Profit (loss) attributable to non-controlling interests		9	(771)	67
Profit (loss) for the year		$ 1,007	$ (2,813)	$ 2,185
Basic earnings per share
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		$ 1.005	$ 1.015	$ 0.866
Based on profit from continuing operations (in USD per share)		$ 0.365	0.834	0.946
Based on loss from discontinued US operations (in USD per share)	[1]		$ (1.611)	$ (0.130)
Operating segments
Other income (expenditure):
Adjusted operating profit		$ 4,106
Tax charge attributable to shareholders' returns		(450)	$ (441)	$ (440)
Profit after tax from continuing operations		1,661	3,085	3,375
Operating segments | CPL
Other income (expenditure):
Adjusted operating profit		368	343	251
Profit after tax from continuing operations		(144)	278	394
Operating segments | Hong Kong
Other income (expenditure):
Adjusted operating profit		1,036	975	891
Tax charge attributable to shareholders' returns		(52)	(40)	(15)
Profit after tax from continuing operations		(211)	1,068	994
Operating segments | Indonesia
Other income (expenditure):
Adjusted operating profit		343	446	519
Tax charge attributable to shareholders' returns		(60)	(74)	(125)
Profit after tax from continuing operations		243	362	409
Operating segments | Malaysia
Other income (expenditure):
Adjusted operating profit		364	350	309
Tax charge attributable to shareholders' returns		(90)	(71)	(58)
Profit after tax from continuing operations		252	265	256
Operating segments | Singapore
Other income (expenditure):
Adjusted operating profit		678	663	574
Tax charge attributable to shareholders' returns		(78)	(67)	(87)
Profit after tax from continuing operations		406	394	521
Operating segments | Growth markets and other
Other income (expenditure):
Adjusted operating profit		1,057	932	835
Tax charge attributable to shareholders' returns		(144)	(159)	(125)
Profit after tax from continuing operations		881	434	548
Other items		211	217	119
Operating segments | Eastspring
Other income (expenditure):
Adjusted operating profit		260	314	283
Tax charge attributable to shareholders' returns		(26)	(30)	(30)
Profit after tax from continuing operations		234	284	253
Material reconciling items
Other income (expenditure):
Net investment return and other items		39	21	(15)
Interest payable on core structural borrowings		(200)	(328)	(316)
Corporate expenditure		(276)	(298)	(412)
Total other income (expenditure)		(437)	(605)	(743)
Restructuring and IFRS 17 implementation costs		(294)	(185)	(162)
Material reconciling items | Insurance and asset management operations
Other income (expenditure):
Restructuring and IFRS 17 implementation costs		$ (137)	$ (101)	$ (97)

[1]	Discontinued operations for 2021 and 2020 related to the US operations (Jackson) that were demerged from the Group in September 2021.